Segment Information (Summary Of Operating Revenues And Expenses By Segment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Segment Reporting Information [Line Items]
Revenues	$ 171,760	$ 181,193	$ 170,756
Operations and Support Expenses	136,839	125,021	116,230
EBITDA	34,921	56,172	54,526
Depreciation and Amortization	28,516	28,217	28,430
Operating Income (Loss)	6,405	27,955	26,096
Equity in Net Income (Loss) of Affiliates	95	6	(48)
Income (Loss) Before Income Taxes	(2,856)	18,468	24,873
Reclassification of prior service credit amortization	2,442	1,934	1,753
Operating Segments
Segment Reporting Information [Line Items]
Revenues	146,123	152,191	138,360
Operations and Support Expenses	92,451	94,930	84,735
EBITDA	53,672	57,261	53,625
Depreciation and Amortization	17,920	17,610	17,139
Operating Income (Loss)	35,752	39,651	36,486
Equity in Net Income (Loss) of Affiliates	42	188	59
Income (Loss) Before Income Taxes	35,794	39,839	36,545
Corporate
Segment Reporting Information [Line Items]
Revenues	2,207	2,203	2,481
Operations and Support Expenses	4,205	3,509	2,502
EBITDA	(1,998)	(1,306)	(21)
Depreciation and Amortization	310	645	1,637
Operating Income (Loss)	(2,308)	(1,951)	(1,658)
Reconciling Items
Segment Reporting Information [Line Items]
Equity in Net Income (Loss) of Affiliates	(42)	(188)	(59)
Video
Segment Reporting Information [Line Items]
Revenues	28,610	32,124	33,363
Operations and Support Expenses	24,174	27,275	28,856
EBITDA	4,436	4,849	4,507
Depreciation and Amortization	2,262	2,461	2,698
Operating Income (Loss)	2,174	2,388	1,809
Acquisition-related items
Segment Reporting Information [Line Items]
Revenues	0	(72)	(49)
Operations and Support Expenses	468	960	1,185
EBITDA	(468)	(1,032)	(1,234)
Depreciation and Amortization	8,012	7,460	6,931
Operating Income (Loss)	(8,480)	(8,492)	(8,165)
Certain significant items
Segment Reporting Information [Line Items]
Revenues	0	0	0
Operations and Support Expenses	19,156	2,082	899
EBITDA	(19,156)	(2,082)	(899)
Depreciation and Amortization	14	43	26
Operating Income (Loss)	(19,170)	(2,125)	(925)
Eliminations and consolidations
Segment Reporting Information [Line Items]
Revenues	(5,180)	(5,253)	(3,399)
Operations and Support Expenses	(3,615)	(3,735)	(1,947)
EBITDA	(1,565)	(1,518)	(1,452)
Depreciation and Amortization	(2)	(2)	(1)
Operating Income (Loss)	(1,563)	(1,516)	(1,451)
Communications | Operating Segments
Segment Reporting Information [Line Items]
Revenues	109,965	109,969	110,123
Operations and Support Expenses	65,436	64,295	64,298
EBITDA	44,529	45,674	45,825
Depreciation and Amortization	16,216	15,859	15,590
Operating Income (Loss)	28,313	29,815	30,235
Equity in Net Income (Loss) of Affiliates	0	0	0
Income (Loss) Before Income Taxes	28,313	29,815	30,235
Communications | Mobility | Operating Segments
Segment Reporting Information [Line Items]
Revenues	72,564	71,056	70,521
Operations and Support Expenses	42,106	40,681	40,690
EBITDA	30,458	30,375	29,831
Depreciation and Amortization	8,086	8,054	8,263
Operating Income (Loss)	22,372	22,321	21,568
Equity in Net Income (Loss) of Affiliates	0	0	0
Income (Loss) Before Income Taxes	22,372	22,321	21,568
Communications | Business Wireline | Operating Segments
Segment Reporting Information [Line Items]
Revenues	25,083	25,901	26,494
Operations and Support Expenses	15,303	15,839	16,012
EBITDA	9,780	10,062	10,482
Depreciation and Amortization	5,216	4,925	4,704
Operating Income (Loss)	4,564	5,137	5,778
Equity in Net Income (Loss) of Affiliates	0	0	0
Income (Loss) Before Income Taxes	4,564	5,137	5,778
Communications | Consumer Wireline | Operating Segments
Segment Reporting Information [Line Items]
Revenues	12,318	13,012	13,108
Operations and Support Expenses	8,027	7,775	7,596
EBITDA	4,291	5,237	5,512
Depreciation and Amortization	2,914	2,880	2,623
Operating Income (Loss)	1,377	2,357	2,889
Equity in Net Income (Loss) of Affiliates	0	0	0
Income (Loss) Before Income Taxes	1,377	2,357	2,889
WarnerMedia | Operating Segments
Segment Reporting Information [Line Items]
Revenues	30,442	35,259	20,585
Operations and Support Expenses	21,579	24,172	13,279
EBITDA	8,863	11,087	7,306
Depreciation and Amortization	671	589	311
Operating Income (Loss)	8,192	10,498	6,995
Equity in Net Income (Loss) of Affiliates	18	161	25
Income (Loss) Before Income Taxes	8,210	10,659	7,020
WarnerMedia | Eliminations and other
Segment Reporting Information [Line Items]
Revenues	(1,088)	1,030	1,305
Operations and Support Expenses	(1,320)	304	168
EBITDA	232	726	1,137
Depreciation and Amortization	127	90	28
Operating Income (Loss)	105	636	1,109
Equity in Net Income (Loss) of Affiliates	74	109	(30)
Income (Loss) Before Income Taxes	179	745	1,079
WarnerMedia | Turner | Operating Segments
Segment Reporting Information [Line Items]
Revenues	12,568	13,122	6,979
Operations and Support Expenses	6,954	7,740	3,794
EBITDA	5,614	5,382	3,185
Depreciation and Amortization	277	235	131
Operating Income (Loss)	5,337	5,147	3,054
Equity in Net Income (Loss) of Affiliates	(2)	52	54
Income (Loss) Before Income Taxes	5,335	5,199	3,108
WarnerMedia | Home Box Office | Operating Segments
Segment Reporting Information [Line Items]
Revenues	6,808	6,749	3,598
Operations and Support Expenses	6,028	4,312	2,187
EBITDA	780	2,437	1,411
Depreciation and Amortization	98	102	56
Operating Income (Loss)	682	2,335	1,355
Equity in Net Income (Loss) of Affiliates	16	30	29
Income (Loss) Before Income Taxes	698	2,365	1,384
WarnerMedia | Warner Bros. | Operating Segments
Segment Reporting Information [Line Items]
Revenues	12,154	14,358	8,703
Operations and Support Expenses	9,917	11,816	7,130
EBITDA	2,237	2,542	1,573
Depreciation and Amortization	169	162	96
Operating Income (Loss)	2,068	2,380	1,477
Equity in Net Income (Loss) of Affiliates	(70)	(30)	(28)
Income (Loss) Before Income Taxes	1,998	2,350	1,449
Latin America | Operating Segments
Segment Reporting Information [Line Items]
Revenues	5,716	6,963	7,652
Operations and Support Expenses	5,436	6,463	7,158
EBITDA	280	500	494
Depreciation and Amortization	1,033	1,162	1,238
Operating Income (Loss)	(753)	(662)	(744)
Equity in Net Income (Loss) of Affiliates	24	27	34
Income (Loss) Before Income Taxes	(729)	(635)	(710)
Latin America | Vrio | Operating Segments
Segment Reporting Information [Line Items]
Revenues	3,154	4,094	4,784
Operations and Support Expenses	2,800	3,378	3,743
EBITDA	354	716	1,041
Depreciation and Amortization	520	660	728
Operating Income (Loss)	(166)	56	313
Equity in Net Income (Loss) of Affiliates	24	27	34
Income (Loss) Before Income Taxes	(142)	83	347
Latin America | Mexico | Operating Segments
Segment Reporting Information [Line Items]
Revenues	2,562	2,869	2,868
Operations and Support Expenses	2,636	3,085	3,415
EBITDA	(74)	(216)	(547)
Depreciation and Amortization	513	502	510
Operating Income (Loss)	(587)	(718)	(1,057)
Equity in Net Income (Loss) of Affiliates	0	0	0
Income (Loss) Before Income Taxes	$ (587)	$ (718)	$ (1,057)